UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2460

Fidelity Union Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Arizona Municipal Income Fund

November 30, 2015

AZI-QTLY-0116
1.810709.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Arizona - 95.5%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C, 5.75% 7/1/23 (Pre-Refunded to 7/1/18 @ 100)	$250,000	$280,620
Series 2012 A, 5% 7/1/26	1,000,000	1,167,250
Series 2015 B, 5% 7/1/31	1,510,000	1,781,800
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.) Series 2012 C, 5% 6/1/26	3,035,000	3,475,500
Arizona Ctfs. of Prtn.:
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,565,600
Series 2013 A, 5% 10/1/25	1,870,000	2,205,403
Series 2015, 5% 9/1/27	1,500,000	1,799,490
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,311,744
5% 7/1/32	470,000	480,415
Arizona Health Facilities Auth. Hosp. Sys. Rev. Series 2012 A, 5% 2/1/23	1,285,000	1,469,706
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 B, 1.028%, tender 1/1/37 (a)	1,000,000	901,170
Series 2008 A, 5.25% 1/1/31	1,000,000	1,068,980
Series 2008 D:
5.375% 1/1/32	1,005,000	1,076,013
5.5% 1/1/38	100,000	107,129
6% 1/1/27	1,000,000	1,093,220
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/26	2,000,000	2,347,720
5% 12/1/42	2,000,000	2,200,600
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,090,130
Series 2012 A, 5% 1/1/43	3,500,000	3,843,350
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,139,210
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5.25% 7/1/26	1,250,000	1,491,050
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28	2,000,000	2,413,160
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	546,610
Buckeye Excise Tax Rev. Series 2015:
5% 7/1/27	350,000	413,000
5% 7/1/28	500,000	587,250
5% 7/1/29	455,000	530,257
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,427,199
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,140,818
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,314,521
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	840,973
5% 7/1/27	1,300,000	1,531,907
Glendale Gen. Oblig. Series 2015, 5% 7/1/22 (FSA Insured)	1,000,000	1,173,930
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,110,640
Glendale Sr. Excise Tax Rev. Series 2015 A, 5% 7/1/28	1,000,000	1,169,030
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,658,273
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,119,570
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,791,704
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,055,020
Series 2009 A, 6% 7/1/39	1,000,000	1,135,950
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,612,417
Maricopa County School District #28 Kyrene Elementary:
Series 2010 B:
5.25% 7/1/28	690,000	826,027
5.5% 7/1/29	480,000	582,528
5.5% 7/1/30	400,000	484,516
Series 2010 C, 4% 7/1/29	650,000	703,749
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,075,520
Northern Ariz Univ. Ctfs. of Prtn.:
(Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,177,320
Series 2015:
3% 9/1/16 (FSA Insured)	1,490,000	1,517,416
5% 9/1/20 (FSA Insured)	440,000	503,527
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	946,989
5% 6/1/41	1,250,000	1,359,913
Series 2013, 5% 8/1/27	1,000,000	1,155,930
Series 2014, 5% 6/1/29	500,000	576,925
Series 2015, 5% 6/1/30	1,000,000	1,150,800
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,083,400
Series 2013:
5% 7/1/26 (b)	1,100,000	1,278,035
5% 7/1/29 (b)	500,000	568,410
Series 2015 A, 5% 7/1/45 (c)	2,000,000	2,251,980
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,558,460
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,256,640
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (b)	380,000	434,560
5% 7/1/27 (b)	400,000	450,220
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	688,487
5% 7/1/21 (AMBAC Insured)	910,000	963,581
Series 2013 A, 5% 12/1/22	1,000,000	1,193,470
Series 2014, 5% 12/1/27	1,745,000	2,027,777
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,935,284
5% 7/1/25	1,000,000	1,173,140
Series 2012 A:
5% 7/1/25	1,600,000	1,889,040
5% 7/1/26	1,000,000	1,172,590
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,062,290
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,092,150
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,199,318
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A:
5% 1/1/24	1,075,000	1,162,731
5% 1/1/33	1,000,000	1,070,470
5% 1/1/38	2,400,000	2,559,960
Series 2009 A, 5% 1/1/26	2,950,000	3,304,826
Series 2015 A:
5% 12/1/34	1,500,000	1,763,880
5% 12/1/45	1,000,000	1,150,800
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,682,745
5.5% 12/1/29	3,000,000	3,618,660
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	420,000	460,181
Series 2008 A, 5% 9/1/23	355,000	386,872
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2015, 5% 7/1/34	1,355,000	1,602,640
Surprise Pledged Rev. Series 2015, 5% 7/1/26	1,010,000	1,221,949
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,290,593
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	64,140
Tucson Ctfs. of Prtn.:
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,059,040
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	553,460
5% 7/1/28 (FSA Insured)	1,000,000	1,170,030
Tucson Wtr. Rev.:
Series 2015, 5% 7/1/31	1,000,000	1,200,430
5% 7/1/27	1,000,000	1,226,070
5% 7/1/28	2,000,000	2,434,900
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	2,235,000	2,756,381
5.625% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,000,000	1,248,120
Univ. of Arizona Univ. Revs.:
Series 2009 A, 5% 6/1/39	1,000,000	1,100,410
Series 2012 A, 5% 6/1/37	2,225,000	2,476,114
Series 2014, 5% 8/1/28	1,000,000	1,179,920
Series 2015 A 5% 6/1/30	2,500,000	2,967,225
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,148,810
Series 2012 A, 5.25% 8/1/33	2,000,000	2,200,860
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,291,540

TOTAL ARIZONA		147,162,078

Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (b)	300,000	324,930
6.375% 10/1/43 (b)	200,000	234,328
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	466,484

TOTAL GUAM		1,025,742

Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	329,451
TOTAL INVESTMENT PORTFOLIO - 96.4%
(Cost $140,361,376)		148,517,271
NET OTHER ASSETS (LIABILITIES) - 3.6%		5,577,979
NET ASSETS - 100%		$154,095,250

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $140,342,178. Net unrealized appreciation aggregated $8,175,093, of which $8,321,821 related to appreciated investment securities and $146,728 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Maryland Municipal Income Fund

November 30, 2015

SMD-QTLY-116
1.810710.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	500,000	509,955
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (a)	$300,000	$308,934
6.25% 10/1/34 (a)	300,000	355,797
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	500,000	584,955

TOTAL GUAM		1,759,641

Maryland - 96.6%
Anne Arundel County Gen. Oblig.:
Series 2012:
5% 4/1/22	335,000	404,174
5% 4/1/23	4,050,000	4,848,498
Series 2014, 5% 4/1/25	2,140,000	2,628,348
Series 2015:
5% 4/1/30	6,795,000	8,156,509
5% 4/1/33	2,585,000	3,065,241
5% 4/1/33	5,895,000	6,990,173
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,392,012
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	1,037,636
Baltimore County Gen. Oblig.:
(Metropolitan District Proj.) Series 71, 5% 2/1/38	1,930,000	2,082,509
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	515,200
Series 2012, 5% 8/1/23	5,000,000	6,038,350
Series 2014 B:
4.5% 9/1/23	1,645,000	1,968,637
4.5% 9/1/24	4,730,000	5,703,671
4% 8/1/24	3,000,000	3,289,530
Baltimore Gen. Oblig.:
Series 2013 B:
5% 10/15/23	1,100,000	1,320,099
5% 10/15/24	1,875,000	2,240,831
5% 6/15/23	350,000	394,370
5% 6/15/24	500,000	563,950
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2007 D, 5% 7/1/37 (FSA Insured)	4,000,000	4,211,640
Series 2008 A, 5% 7/1/38 (FSA Insured)	2,000,000	2,168,920
Series 2009 C, 5.625% 7/1/39	2,000,000	2,296,860
(Wastewtr. Projs.):
Series 2014 C, 5% 7/1/27	2,325,000	2,788,140
Series 2014 D, 5% 7/1/28	2,750,000	3,302,723
(Wtr. Proj.) Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	408,140
(Wtr. Projs.):
Series 2014 A:
5% 7/1/28	2,825,000	3,362,485
5% 7/1/33	3,000,000	3,489,180
Series 2014 B, 5% 7/1/28	1,580,000	1,897,564
Waste Wtr. 2014C 5% 7/1/34	1,285,000	1,487,876
5% 7/1/33 (FSA Insured)	1,260,000	1,372,757
5% 7/1/37 (AMBAC Insured)	1,260,000	1,326,868
Frederick County Econ. Dev. Rev. Series 2009 A:
5% 3/1/25	610,000	684,158
5% 3/1/27	1,255,000	1,404,583
Frederick County Gen. Oblig. Series 2014 A:
5% 8/1/23	650,000	798,740
5% 8/1/24	500,000	619,630
Howard County Gen. Oblig. Series 2011 B, 5% 8/15/23	5,000,000	5,946,500
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009, 4% 5/15/23	1,390,000	1,507,872
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	524,470
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006, 5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	505,615
Maryland Gen. Oblig. Series B, 5% 8/1/25	6,725,000	8,098,111
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	563,683
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	3,970,000	4,211,813
(Johns Hopkins Univ. Proj.) Series 2008 A, 5.25% 7/1/38	5,000,000	5,476,300
(LifeBridge Health Proj.) Series 2011, 6% 7/1/41	1,500,000	1,760,625
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	1,044,520
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	1,700,000	1,845,707
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18 (Escrowed to Maturity)	285,000	298,874
Series 2011 A, 5% 5/15/23	1,500,000	1,745,565
Series 2011, 5% 8/15/22	1,000,000	1,166,690
Series 2012 A:
5% 7/1/23	400,000	464,776
5% 7/1/24	700,000	808,738
5% 7/1/25	900,000	1,041,588
5% 7/1/25	1,000,000	1,137,750
5% 7/1/25	2,000,000	2,383,000
5% 7/1/25	1,120,000	1,252,082
5% 7/1/26	300,000	334,053
5% 10/1/30	750,000	841,958
Series 2012 B, 5% 7/1/25	1,135,000	1,330,890
Series 2012:
5% 7/1/23	850,000	997,271
5% 7/1/24	1,100,000	1,279,586
5% 7/1/26	1,080,000	1,174,424
5% 7/1/26	1,400,000	1,601,922
5% 7/1/27	300,000	341,907
5% 7/1/31	2,500,000	2,661,100
Series 2013 A:
5% 7/1/26	1,045,000	1,187,590
5% 7/1/27	1,185,000	1,342,119
5% 8/15/41	3,000,000	3,269,580
5% 7/1/43	3,495,000	3,813,429
Series 2013 B, 5% 8/15/38	2,000,000	2,212,240
Series 2014:
5% 7/1/27	3,495,000	4,025,821
5% 10/1/45	2,500,000	2,808,800
5.25% 7/1/25	5,000,000	5,911,550
Series 2015 A:
5% 5/15/29	2,000,000	2,368,560
5% 5/15/30	1,000,000	1,177,000
Series 2015:
5% 7/1/26	1,000,000	1,175,040
5% 7/1/27	1,000,000	1,165,880
5% 7/1/29	600,000	690,072
5% 8/15/29	2,000,000	2,317,680
5% 7/1/30	1,075,000	1,228,747
5% 7/1/31	2,200,000	2,477,970
5% 7/1/33	1,200,000	1,322,772
5% 7/1/34	1,200,000	1,317,708
5% 7/1/40	1,350,000	1,491,561
5% 7/1/19 (FSA Insured)	260,000	277,256
5% 7/1/19 (Pre-Refunded to 7/1/17 @ 100)	40,000	42,668
Maryland Indl. Dev. Fing. Auth. Rev. (American Ctr. for Physics Proj.) Series 2001, 5.25% 12/15/15	320,000	320,602
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,619,363
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007, 5% 7/1/31 (FSA Insured)	5,000,000	5,292,000
Series 2008:
5% 7/1/35	880,000	949,916
5% 7/1/37 (FSA Insured)	4,485,000	4,831,915
6.8% 7/1/16 (Escrowed to Maturity)	105,000	108,943
Montgomery County Gen. Oblig. (Trinity Health Cr. Group Proj.) Series 2011, 5% 12/1/40	1,000,000	1,099,760
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012:
5% 7/1/20	650,000	749,970
5% 7/1/22	750,000	887,010
Prince Georges County Gen. Oblig. Series 2011 A, 5% 9/15/26	2,500,000	2,961,600
Worcester County Series 2014, 5% 3/1/24	1,670,000	2,054,701

TOTAL MARYLAND		200,107,215

TOTAL MUNICIPAL BONDS
(Cost $195,266,862)		201,866,856
TOTAL INVESTMENT PORTFOLIO - 97.5%
(Cost $195,266,862)		201,866,856
NET OTHER ASSETS (LIABILITIES) - 2.5%		5,192,204
NET ASSETS - 100%		$207,059,060

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $195,261,357. Net unrealized appreciation aggregated $6,605,499, of which $6,743,416 related to appreciated investment securities and $137,917 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016